OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2021
OTHER CURRENT ASSETS
Schedule of other current assets

Other current assets consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Deferred offering costs	$—	$384,847
Security deposits	327,104	150,093
Prepaid expense	84,428	4,377
Other receivables	14,090	8,126
Total other current assets	$425,622	$547,443